Note 12 - Income Taxes - Effective Income Tax (Details) - USD ($)	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
“Expected” tax expense (benefit)	$ (957,121)	$ 302,797	$ 93,605
Increase (reduction) in income tax expense (benefit) resulting from:
Benefits from domestic manufacturing deduction		$ (61,024)
Nondeductible compensation			$ 93,886
State income taxes, net of federal benefit	$ (78,880)	$ (23,031)	39,331
Loss of permanent deductions due to NOL carryback	35,636		54,907
Other differences, net	67,491	$ 48,931	$ 66,059
Change in valulation allowance	2,415,256
Reported income tax expense	$ 1,482,382	$ 267,673	$ 347,788